Income Taxes - Table 1 (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Pretax loss from continuing operations, Domestic			$ (19,107)	$ (13,320)	$ 2,292
Pretax loss from continuing operations, Foreign			3,200	(6,240)	(4,310)
(Loss) income before provision for income taxes	$ (5,981)	$ (896)	$ (15,907)	$ (19,560)	$ (2,018)